Jan. 28, 2020
Hartford Multifactor Low Volatility US Equity ETF
Hartford Multifactor Low Volatility US Equity ETF

January 28, 2020

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR LOW VOLATILITY US EQUITY ETF SUMMARY PROSPECTUS

DATED JANUARY 28, 2020

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS

DATED JANUARY 28, 2020

IMPORTANT NOTICE REGARDING CHANGES IN A RULE 35D-1 INVESTMENT POLICY

This Supplement contains new and additional information regarding Hartford Multifactor Low Volatility US Equity ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective April 1, 2020, the Hartford Multifactor Low Volatility US Equity ETF’s (the “Fund”) policy of investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of issuers of U.S. companies will be rescinded. The Fund will continue to invest, under normal conditions, at least 80% of its assets in the equity securities that are components of the Hartford Multifactor Low Volatility US Equity Index.

Prior to April 1, 2020, under normal conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of issuers of U.S. companies.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.